Credit impairment charges/(releases) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of credit impairment charges/ (releases)

	2024			2023			2022

	Impairment charges / (releases)	Recoveries and reimburseme nts[1]	Total[2]	Impairment charges / (releases)	Recoveries and reimbursem ents[1]	Total	Impairment charges / (releases)	Recoveries and reimburseme nts[1]	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances at amortised cost[3]	1,687	(42)	1,645	1,656	(41)	1,615	1,118	(228)	890
Off-balance sheet loan commitments and financial guarantee contracts	(34)	—	(34)	(37)	—	(37)	7	—	7
Total	1,653	(42)	1,611	1,619	(41)	1,578	1,125	(228)	897
Cash collateral and settlement balances	(3)	—	(3)	4	—	4	28	—	28
Financial instruments at fair value through other comprehensive income	1	—	1	(2)	—	(2)	8	—	8
Reverse Repo	8	—	8	—	—	—	—	—	—
Other financial asset measured at cost	—	—	—	(2)	—	(2)	—	—	—
Credit impairment charges /(releases)	1,659	(42)	1,617	1,619	(41)	1,578	1,161	(228)	933
Notes
1Recoveries and reimbursements include £11m (2023: £24m, 2022: £195m) for reimbursements expected to be received under the arrangement where the
Barclays Bank Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £31m (2023: £17m, 2022: £33m).
2Includes net impairment charge relating to portfolios classified as held for sale. These include a co-branded card portfolio of £160m within USCB and
German Consumer Finance business of £74m.
3Includes Debt securities measured at amortised cost.